Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Current Liabilities
The composition of “Payables and other current liabilities” at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Payables	13,307	13,868
Trade payables	8,095	8,457
Payables to suppliers of property, plant and equipment	3,019	3,237
Payables for spectrum acquisition	196	251
Other payables	1,081	1,092
Dividends pending payment	282	311
Associates and joint ventures payables (Note 10)	634	520
Other current liabilities	1,596	1,617
Contract liabilities (Note 23)	1,283	1,335
Deferred revenue	120	106
Advances received	193	176
Total	14,903	15,485

Schedule of Current Other Payables
The composition of current "Other payables" at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Accrued employee benefits	603	611
Other non-financial non-trade payables	478	481
Total	1,081	1,092

Schedule of Average Payment Period to Suppliers
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2019	2018
Number of days
Weighted average maturity period	53	49
Ratio of payments	55	50
Ratio of outstanding invoices	38	44
Millions of euros
Total payments	7,337	6,770
Outstanding invoices	1,152	1,190